SCHEDULE OF SUBSIDIARIES (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 SGD ($)	Mar. 31, 2022 VND (₫)	Mar. 31, 2022 GBP (£) £ / shares	Mar. 31, 2022 CHF (SFr)	Mar. 31, 2022 KRW (₩)	Mar. 31, 2022 EUR (€)	Sep. 30, 2020 $ / shares	Oct. 01, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Name of entity	Diginex Limited
Issued capital value | $	$ 365,794,851	$ 312,633,450									$ 1
Par value per share | $ / shares	$ 8.50									$ 8.50
8i Enterprises Acquisition Corp [Member]
IfrsStatementLineItems [Line Items]
Name of entity	8i Enterprises Acquisition Corp
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
Issued capital	1
Issued capital value | $	$ 1
Ownership interest	100.00%
Diginex Limited [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation	Hong Kong
Principal activities	Investment holding and provision of support services to the Group
Issued capital	1,779,708
Issued capital value	$ 83,478,807		$ 10,000
Ownership interest	100.00%
Eqonex HK Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex (HK) Limited
Place of incorporation	Hong Kong
Principal activities	Investment holding
Issued capital	10,000
Issued capital value | $			10,000
Ownership interest	100.00%
Digital Tech Global Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	DigitalTech Global Limited
Place of incorporation	Hong Kong
Principal activities	Investment holding
Issued capital	10,000
Issued capital value | $			10,000
Ownership interest	100.00%
Eqonex Solutions Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex Solutions Limited
Place of incorporation	Hong Kong
Principal activities	Investment holding
Issued capital	10,000
Issued capital value | $			10,000
Ownership interest	100.00%
Eqonex Solutions Pte Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex Solutions Pte Limited
Place of incorporation	Singapore
Principal activities	Technology service provider
Issued capital	10,000
Issued capital value | $	$ 1
Ownership interest	100.00%
Digital Software Technology Pte [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Digital Software Technology Pte. Ltd
Place of incorporation	Singapore
Principal activities	Technology service provider
Issued capital	1
Issued capital value | $	$ 1
Ownership interest	100.00%
Eqonex Financial Services Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex Financial Services Limited
Place of incorporation	Hong Kong
Principal activities	Investment holding
Issued capital	10,000
Issued capital value | $			10,000
Ownership interest	100.00%
Eqonex Markets Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex Markets Limited
Place of incorporation	Hong Kong
Principal activities	Financial trading
Issued capital	10,000
Issued capital value | $			10,000
Ownership interest	100.00%
Diginex Capital Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Diginex Capital
Place of incorporation	Hong Kong
Principal activities	Not yet commenced business
Issued capital	10,000
Issued capital value | $			10,000
Ownership interest	100.00%
Bletchley Park Asset Management [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Bletchley Park Asset Management
Place of incorporation	Hong Kong
Principal activities	Fund Investment Manager
Issued capital	9,935,369
Issued capital value | $			9,935,369
Ownership interest	100.00%
Eqonex SA [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex SA
Place of incorporation	Switzerland
Principal activities	Fund Investment Manage
Issued capital	100,000
Issued capital value | SFr							SFr 1
Ownership interest	100.00%
EQONEX Capital Pte Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	EQONEX Capital Pte. Ltd
Place of incorporation	Singapore
Principal activities	Provision of Digital Asset Exchange
Issued capital	100,000
Issued capital value | $				$ 1
Ownership interest	100.00%
Digital Markets Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Digital Markets Ltd
Place of incorporation	Republic of Seychelles
Principal activities	Risk management trading
Issued capital	1
Issued capital value | $			1
Ownership interest	100.00%
Digital Software Technology Vietnam Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Digital Software Technology Vietnam Limited
Place of incorporation	Vietnam
Principal activities	Technology service provider
Issued capital value | ₫					₫ 54,584,500
Ownership interest	100.00%
Digital Management Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Digital Management Ltd
Place of incorporation	Republic of Seychelles
Principal activities	Financial trading
Issued capital	1
Issued capital value | $			100
Ownership interest	100.00%
Digital Software Technology Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Digital Software Technology Ltd
Place of incorporation	Republic of Seychelles
Principal activities	Technology service provider
Issued capital	1
Issued capital value | $			100
Ownership interest	100.00%
Eqonex Digital Technology Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex Digital Technology Limited
Place of incorporation	Gibraltar
Principal activities	Financial trading
Issued capital	1
Issued capital value | £						£ 1
Ownership interest	100.00%
Eqonex Ventures Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex Ventures Limited
Place of incorporation	Hong Kong
Principal activities	Investment holding
Issued capital	10,000
Issued capital value | $			10,000
Ownership interest	100.00%
Diginex Limited China [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Diginex Limited China
Place of incorporation	The People’s Republic of China
Principal activities	Not yet commenced business
Issued capital value | $			300,000
Ownership interest	100.00%
Diginex Data Centre Services Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Diginex Data Centre Services Limited
Place of incorporation	Hong Kong
Principal activities	Data Centre Services
Issued capital	10,000
Issued capital value | $			10,000
Ownership interest	100.00%
Diginex Co Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Diginex Co., Ltd
Place of incorporation	Republic of Korea
Principal activities	Not yet commenced business
Issued capital	20,000
Issued capital value | ₩								₩ 500
Ownership interest	100.00%
Eqonex Gmb H Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex GmbH
Place of incorporation	Germany
Principal activities	Software development
Issued capital	25,000
Issued capital value | €									€ 1
Ownership interest	100.00%
Diginex Global Market Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Diginex Global Market Holdings Limited
Place of incorporation	Hong Kong
Principal activities	Investment holding
Issued capital	10,000
Issued capital value | $			$ 10,000
Ownership interest	100.00%
Diginex Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Diginex Capital (Jersey) Limited
Place of incorporation	Jersey
Principal activities	Not yet commenced business
Issued capital	1,000,000
Ownership interest	100.00%
Par value per share | $ / shares	$ 0.01
Diginex UK Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Diginex (UK) Limited
Place of incorporation	United Kingdom
Principal activities	Investment holding
Issued capital	8,350
Ownership interest	100.00%
Par value per share | £ / shares						£ 1
Digivault limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	DigivaultLimited
Place of incorporation	United Kingdom
Principal activities	Provision of digital asset custody
Issued capital	3,400
Ownership interest	100.00%	85.00%
Par value per share | £ / shares						£ 1
Digivault limited [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Issued capital value | £						£ 1
Issued capital, preference shares | $	$ 1,650
Digivault limited [Member] | Ordinary B Shares [Member]
IfrsStatementLineItems [Line Items]
Issued capital	600
Par value per share | £ / shares						£ 1
Digivault Gmb H [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Digivault GmbH
Place of incorporation	Germany
Principal activities	Inactive
Issued capital	25,000
Issued capital value | €									1
Ownership interest	100.00%	85.00%
Bletchley Park Asset Management Jersey Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Bletchley Park Asset Management Jersey Limited
Place of incorporation	Jersey
Principal activities	Fund investment manager
Issued capital	10,000
Issued capital value | $	$ 1
Ownership interest	100.00%
EQONEX Investment Products Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	EQONEX Investment Products S.A.R.L. (formerly known as EQUOS Investment Products S.A.R.L.)
Place of incorporation	Luxembourg
Principal activities	Not yet commenced business
Issued capital	12,000
Issued capital value | €									€ 1
Ownership interest	100.00%
Eqonex Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eqonex Capital Limited (formerly known as Diginex Capital Limited)
Place of incorporation	United Kingdom
Principal activities	Financial services
Issued capital	1
Issued capital value | £						£ 1
Ownership interest	100.00%